Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Foreign suppliers		$ 300.9	$ 574.0
Risk partners	[1]	0.6	200.2
Domestic suppliers		56.5	117.9
Trade accounts payable		$ 358.0	$ 892.1

[1]	The Company’s risk-sharing suppliers/partners develop and produce significant aircraft components, including engines, hydraulic components, avionics, wings, tail sections, interior components, and fuselage parts. Certain contracts between the Company and these risk-sharing suppliers/partners are long-term and include deferral of payments for components and systems for a negotiated term after delivery. Once the risk-sharing suppliers/partners have been selected and the aircraft development and production program has commenced, changing suppliers is more challenging. For example, in the case of engines, the aircraft is specially designed to accommodate a given component, which cannot be easily replaced by another supplier without incurring delays and significant additional expense. This dependence makes the Company vulnerable to the performance, quality and financial position of its risk-sharing suppliers/partners. Outstanding transactions related to Commercial Aviation were reclassified to liabilities held for sale Note 4.